Stockholders' (Deficit) Equity (Details 2) (USD $)	9 Months Ended								9 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Series B-1 convertible preferred stock	Sep. 30, 2014 Warrants	Dec. 31, 2011 Warrants Series B-1 convertible preferred stock	Sep. 30, 2014 Warrants Common Stock Maximum	Sep. 30, 2014 Series B-1 warrants	Jul. 08, 2010 Series B-1 warrants	Sep. 30, 2014 Series B-1 warrants Common Stock
Warrants liability
Number of shares called upon exercise of warrants (in shares)					1,650,000		1,650,000	20,161		1,700,000	20,273
Outstanding warrants (in shares)	30,258								1,100,000
Reclassification of warrant to additional paid-in capital	$ 145,256								$ 145,256
Fair value of the warrants outstanding	$ 95,741		$ 350,519			$ 95,741
Common stock, shares authorized	100,000,000	132,000,000	132,000,000	85,000,000
Preferred Stock, shares authorized	5,000,000		0